Risk Report - Market Risk (Tables)	12 Months Ended
Dec. 31, 2019
Market Risk [Abstract]
Trading Market Risk - Value-at Risk of Trading Units by Risk Type [text block table]

Value-at-Risk of our Trading Units by Risk Type

	Total		Diversification effect		Interest rate risk		Credit spread risk		Equity price risk		Foreign exchange risk¹		Commodity price risk
in € m.	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
Average	27.5	27.5	(25.0)	(25.5)	13.3	17.6	20.2	16.4	9.3	10.0	9.2	8.3	0.6	0.6
Maximum	34.9	40.9	(29.4)	(35.0)	16.2	32.6	23.9	24.0	14.0	14.5	14.6	13.0	1.7	1.3
Minimum	20.1	19.8	(20.9)	(20.2)	9.9	12.4	17.4	13.0	5.7	6.9	5.2	3.8	0.2	0.2
Period-end	21.8	32.1	(22.5)	(26.9)	10.2	14.1	18.4	22.3	6.9	13.0	8.3	9.2	0.5	0.3

[1]Includes value-at-risk from gold and other precious metal positions.

[2]Figures for 2019 as of December 31 2019. Figures for 2018 as of December 31 2018.

Trading Market Risk - Average, Maximum and Minimum Stressed Value-at-Risk by Risk Type [text block table]

Average, Maximum and Minimum Stressed Value-at-Risk by Risk Type

	Total		Diversification effect		Interest rate risk		Credit spread risk		Equity price risk		Foreign exchange risk¹		Commodity price risk
in € m.	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
Average	82.6	84.1	(74.0)	(81.9)	48.0	58.3	72.3	69.3	15.4	16.1	19.5	20.0	1.4	2.4
Maximum	103.8	124.7	(115.4)	(106.7)	65.3	89.9	87.8	79.7	32.7	78.1	50.1	38.2	5.9	7.7
Minimum	52.7	61.2	(57.9)	(66.1)	33.9	35.2	56.7	59.0	5.3	2.4	10.2	7.7	0.2	0.5
Period-end	78.8	96.2	(67.1)	(75.3)	43.8	57.6	67.7	70.1	13.3	21.3	20.1	21.7	1.1	0.7

[1]Includes value-at-risk from gold and other precious metal positions.

[2]Figures for 2019 as of Dec 31 2019. Figures for 2018 as of Dec 31 2018

Trading Market Risk - Average, Maximum and Minimum Incremental Risk Charge of Trading Units (with a 99.9 percent confidence level and one-year capital horizon) [text block table]

Average, Maximum and Minimum Incremental Risk Charge of Trading Units (with a 99.9 % confidence level and one-year capital horizon)1,2,3,

	Total		Global Credit Trading		Core Rates		APAC Local Markets		Emerging Markets - Debt		Other[4]
in € m.	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
Average	480.4	680.6	178.5	335.8	168.6	271.1	174.1	224.8	37.3	(11.9)	(78.2)	(139.2)
Maximum	609.0	847.6	213.6	403.4	193.4	481.9	211.2	451.9	49.2	17.3	(58.5)	(111.3)
Minimum	324.2	550.8	139.0	274.6	134.7	159.1	127.3	72.1	25.5	(29.2)	(102.4)	(177.1)
Period-end	389.4	805.4	139.0	383.6	134.7	388.6	127.3	188.0	47.0	5.8	(58.5)	(160.5)

[1]Amounts show the bands within which the values fluctuated during the 12-weeks preceding December 31, 2019 and December 31, 2018, respectively.

[2]Business line breakdowns have been updated for 2019 reporting to better reflect the current business structure.

[3]All liquidity horizons are set to 12 months.

[4]Other includes Capital Release Unit, central hedging components and other business lines with low IRC materiality.

5IRC is allocated on a contributory basis to individual positions.

[6] Business lines can have negative values due to short exposures but this is also impacted by the allocation process.

Nontrading Market Risk - Economic Capital Usage by risk type [text block table]

Economic Capital Usage by risk type.

	Economic capital usage
in € m.	Dec 31, 2019	Dec 31, 2018
Interest rate risk	3,409	1,416
Credit spread risk	56	271
Equity and Investment risk	1,566	1,239
Foreign exchange risk	1,782	1,713
Pension risk	1,259	1,588
Guaranteed funds risk	103	68
Total nontrading market risk portfolios	8,175	6,295